EQUITY (Details 3) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Stockholders' Equity [Line Items]
Warrants Outstanding Weighted average exercise price	$ 1.75
Warrant
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		3,077,998		0	0
Warrants Outstanding Weighted Average Remaining Contractual life (in years)	2 years 2 months 27 days
Warrants Outstanding Weighted average exercise price	$ 1.63	$ 1.63	$ 0	$ 0	$ 0
Warrants Exercisable Number of shares		3,077,998
Warrant | Exercise Price $ 1.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		152,500
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		1 month 24 days
Warrants Outstanding Weighted average exercise price		$ 1.25
Warrants Exercisable Number of shares		152,500
Warrants Exercisable Weighted average exercise price		$ 1.25
Warrant | Exercise Price $ 1.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		10,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		1 month 24 days
Warrants Outstanding Weighted average exercise price		$ 1.25
Warrants Exercisable Number of shares		10,000
Warrants Exercisable Weighted average exercise price		$ 1.25
Warrant | Exercise Price $ 1.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		820,500
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 months 19 days
Warrants Outstanding Weighted average exercise price		$ 1.25
Warrants Exercisable Number of shares		820,500
Warrants Exercisable Weighted average exercise price		$ 1.25
Warrant | Exercise Price $ 1.37
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		4,110
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		3 months 4 days
Warrants Outstanding Weighted average exercise price		$ 1.37
Warrants Exercisable Number of shares		4,110
Warrants Exercisable Weighted average exercise price		$ 1.37
Warrant | Exercise Price $ 1.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		6,098
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		3 months 18 days
Warrants Outstanding Weighted average exercise price		$ 1.25
Warrants Exercisable Number of shares		6,098
Warrants Exercisable Weighted average exercise price		$ 1.25
Warrant | Exercise Price $ 1.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		4,762
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		3 months 18 days
Warrants Outstanding Weighted average exercise price		$ 1.25
Warrants Exercisable Number of shares		4,762
Warrants Exercisable Weighted average exercise price		$ 1.25
Warrant | Exercise Price $ 1.50
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		1,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		4 months 21 days
Warrants Outstanding Weighted average exercise price		$ 1.50
Warrants Exercisable Number of shares		1,000
Warrants Exercisable Weighted average exercise price		$ 1.50
Warrant | Exercise Price $ 1.50
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		8,334
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		4 months 28 days
Warrants Outstanding Weighted average exercise price		$ 1.50
Warrants Exercisable Number of shares		8,334
Warrants Exercisable Weighted average exercise price		$ 1.50
Warrant | Exercise Price $ 3.25
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		4,300
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		5 months 12 days
Warrants Outstanding Weighted average exercise price		$ 3.25
Warrants Exercisable Number of shares		4,300
Warrants Exercisable Weighted average exercise price		$ 3.25
Warrant | Exercise Price $ 1.88
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 5 months 27 days
Warrants Outstanding Weighted average exercise price		$ 1.88
Warrants Exercisable Number of shares		100,000
Warrants Exercisable Weighted average exercise price		$ 1.88
Warrant | Exercise Price $ 1.88
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		13,300
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 6 months
Warrants Outstanding Weighted average exercise price		$ 1.88
Warrants Exercisable Number of shares		13,300
Warrants Exercisable Weighted average exercise price		$ 1.88
Warrant | Exercise Price $ 1.65
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 6 months 7 days
Warrants Outstanding Weighted average exercise price		$ 1.65
Warrants Exercisable Number of shares		100,000
Warrants Exercisable Weighted average exercise price		$ 1.65
Warrant | Exercise Price $ 2.41
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		62,200
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 7 months 10 days
Warrants Outstanding Weighted average exercise price		$ 2.41
Warrants Exercisable Number of shares		62,200
Warrants Exercisable Weighted average exercise price		$ 2.41
Warrant | Exercise Price $ 2.08
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		120,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 7 months 17 days
Warrants Outstanding Weighted average exercise price		$ 2.08
Warrants Exercisable Number of shares		120,000
Warrants Exercisable Weighted average exercise price		$ 2.08
Warrant | Exercise Price $ 2.19
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		203,252
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		4 years 8 months 16 days
Warrants Outstanding Weighted average exercise price		$ 2.19
Warrants Exercisable Number of shares		203,252
Warrants Exercisable Weighted average exercise price		$ 2.19
Warrant | Exercise Price $ 2.19
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		203,252
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		4 years 8 months 16 days
Warrants Outstanding Weighted average exercise price		$ 2.19
Warrants Exercisable Number of shares		203,252
Warrants Exercisable Weighted average exercise price		$ 2.19
Warrant | Exercise Price $ 2.08
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		81,169
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 9 months 7 days
Warrants Outstanding Weighted average exercise price		$ 2.08
Warrants Exercisable Number of shares		81,169
Warrants Exercisable Weighted average exercise price		$ 2.08
Warrant | Exercise Price $ 2.08
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		120,250
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 9 months 7 days
Warrants Outstanding Weighted average exercise price		$ 2.08
Warrants Exercisable Number of shares		120,250
Warrants Exercisable Weighted average exercise price		$ 2.08
Warrant | Exercise Price $ 1.66
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		24,050
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 9 months 11 days
Warrants Outstanding Weighted average exercise price		$ 1.66
Warrants Exercisable Number of shares		24,050
Warrants Exercisable Weighted average exercise price		$ 1.66
Warrant | Exercise Price $ 1.97
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		12,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 9 months 18 days
Warrants Outstanding Weighted average exercise price		$ 1.97
Warrants Exercisable Number of shares		12,000
Warrants Exercisable Weighted average exercise price		$ 1.97
Warrant | Exercise Price $ 2.41
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		51,921
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 9 months 22 days
Warrants Outstanding Weighted average exercise price		$ 2.41
Warrants Exercisable Number of shares		51,921
Warrants Exercisable Weighted average exercise price		$ 2.41
Warrant | Exercise Price $ 1.90
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		4 years 11 months 1 day
Warrants Outstanding Weighted average exercise price		$ 1.90
Warrants Exercisable Number of shares		100,000
Warrants Exercisable Weighted average exercise price		$ 1.90
Warrant | Exercise Price $ 1.90
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		25,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		4 years 11 months 1 day
Warrants Outstanding Weighted average exercise price		$ 1.90
Warrants Exercisable Number of shares		25,000
Warrants Exercisable Weighted average exercise price		$ 1.90
Warrant | Exercise Price $ 1.34
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		200,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 11 months 1 day
Warrants Outstanding Weighted average exercise price		$ 1.34
Warrants Exercisable Number of shares		200,000
Warrants Exercisable Weighted average exercise price		$ 1.34
Warrant | Exercise Price $ 1.34
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		200,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 11 months 1 day
Warrants Outstanding Weighted average exercise price		$ 1.34
Warrants Exercisable Number of shares		200,000
Warrants Exercisable Weighted average exercise price		$ 1.34
Warrant | Exercise Price $ 1.34
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 11 months 1 day
Warrants Outstanding Weighted average exercise price		$ 1.34
Warrants Exercisable Number of shares		100,000
Warrants Exercisable Weighted average exercise price		$ 1.34
Warrant | Exercise Price $ 1.56
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		100,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 11 months 5 days
Warrants Outstanding Weighted average exercise price		$ 1.56
Warrants Exercisable Number of shares		100,000
Warrants Exercisable Weighted average exercise price		$ 1.56
Warrant | Exercise Price $ 1.58
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		200,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 11 months 5 days
Warrants Outstanding Weighted average exercise price		$ 1.58
Warrants Exercisable Number of shares		200,000
Warrants Exercisable Weighted average exercise price		$ 1.58
Warrant | Exercise Price $ 1.58
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		20,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 11 months 5 days
Warrants Outstanding Weighted average exercise price		$ 1.58
Warrants Exercisable Number of shares		20,000
Warrants Exercisable Weighted average exercise price		$ 1.58
Warrant | Exercise Price $ 1.58
Stockholders' Equity [Line Items]
Warrants Outstanding Number of shares		30,000
Warrants Outstanding Weighted Average Remaining Contractual life (in years)		2 years 11 months 5 days
Warrants Outstanding Weighted average exercise price		$ 1.58
Warrants Exercisable Number of shares		30,000
Warrants Exercisable Weighted average exercise price		$ 1.58